Note 15 - Commitments and Contingencies - Lease Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Lease commitments, total	$ 98
Lease commitments, less than 1 year	98
Lease commitments, 1-2 years	0
Lease commitments, thereafter	$ 0